Employee Benefits Plan (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Salary contribute	$ 19,500	$ 19,000
Salary and wages	$ 400	$ 400